Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management [abstract]
Maturity analysis for financial liabilities

	Less than 1 year RMB’000	Between 1 and 2 years RMB’000	Between 2 and 5 years RMB’000	Over 5 years RMB’000	Total RMB’000

As at 31 December 2017

Borrowings	606,157	—	—	—	606,157
Trade payables	1,908,457	—	—	—	1,908,457
Other payables	789,567	—	—	—	789,567
Amounts due to related parties	3,725,278	—	—	—	3,725,278
Derivative financial instruments	1,516	—	—	—	1,516

	7,030,975	—	—	—	7,030,975

	Less than 1 year RMB’000	Between 1 and 2 years RMB’000	Between 2 and 5 years RMB’000	Over 5 years RMB’000	Total RMB’000

As at 31 December 2016

Borrowings	546,432	—	—	—	546,432
Bill payables	5,000	—	—	—	5,000
Trade payables	2,123,904	—	—	—	2,123,904
Other payables	563,682	—	—	—	563,682
Amounts due to related parties	3,030,490	—	—	—	3,030,490

	6,269,508	—	—	—	6,269,508

Finanical instruments at fair value

Recurring fair value measurements As at 31 December 2017	Notes	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Time deposits with financial institutions		—	2,000,000	—	2,000,000

Total financial assets		—	2,000,000	—	2,000,000

Financial liabilities
Foreign exchange contracts		—	1,516	—	1,516

Total financial liabilities		—	1,516	—	1,516

Offsetting financial assets

As at 31 December 2016 RMB’000
Gross amount of recognised amounts due from related parties	1,403,442
Gross amount of recognised amounts due to related parties set off in the balance sheet	(112,823)

Net amounts of amounts due from related parties presented in the balance sheet	1,290,619

Offsetting financial liabilities

As at 31 December 2016 RMB’000
Gross amount of recognised amounts due to related parties	3,157,127
Gross amount of recognised amounts due from related parties set off in the balance sheet	(112,823)

Net amounts of amounts due to related parties presented in the balance sheet	3,044,304